Scott Goodreau SVP, General Counsel Administration & Corporate
March 19, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:     Transmission of Preliminary Proxy Statement
Specialty Underwriters’ Alliance, Inc. (the “Company”) herewith transmits for filing with the Securities and Exchange Commission pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended, the Company’s Proxy Statement, dated March 19, 2009. The Company is filing the proxy material in preliminary form only because the Company has commented on or referred to a solicitation in opposition.
Sincerely yours,
/s/ Scott Goodreau
Scott Goodreau
SVP, General Counsel
Administration & Corporate Relations